DERIVATIVES ACTIVITIES - Fair Value Hedges (Details) (Other revenue, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	$ 2,692	$ (3,023)	$ 499
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(2,668)	3,019	(702)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	37	(88)	(233)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	(13)	84	30
Interest rate contracts
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	1,546	(3,288)	122
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(1,496)	3,204	(371)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	53	(84)	(249)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	(3)	0	0
Foreign exchange contracts
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	1,367	265	377
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(1,422)	(185)	(331)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(16)	(4)	16
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	(39)	84	30
Commodity and other contract options
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	(221)	0
Gain (loss) on the hedged item in designated and qualifying fair value hedges	250	0
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	$ 29	$ 0